John Hancock Funds


                                    Discovery
                                      Fund

                                 Annual Report


                                Ocotber 31, 1997

                       John Hancock Funds - Discovery Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler*
                               William F. Glavin *
                                 Anne C. Hodsdon
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                               Richard S. Scipione
                                Edward Spellman*
                        * Members of the Audit Committee
                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer
                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                              Independent Auditors
                               Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072

                       John Hancock Funds - Discovery Fund

Statement of Assets and Liabilities
October 31, 1997

--------------------------------------------------------------------------------------------------------------------------
Assets:
     Investments at value - Note C:
        Common Stocks                               (cost - $ 109,033,840)                                    $140,917,366
        Joint repurchase agreement                  (cost - $     628,000)                                         628,000
        Corporate savings account                                                                                       46
                                                                                                    ----------------------
                                                                                                               141,545,412

     Receivable for investments sold                                                                             1,328,887
     Receivable for shares sold                                                                                    226,806
     Interest receivable                                                                                               121
     Other assets                                                                                                    1,557
                                                                                                    ----------------------
                                                                               Total Assets                    143,102,783
                                                                               -------------------------------------------
Liabilities:
     Payable for investments purchased                                                                           1,367,970
     Payable for shares repurchased                                                                                163,378
     Payable to John Hancock Advisers, Inc.
        and affiliates - Note B                                                                                    148,617
     Accounts payable and accrued expenses                                                                          35,094
                                                                                                    ----------------------
                                                                               Total Liabilities                 1,715,059
                                                                               -------------------------------------------
Net Assets:
     Capital paid-in                                                                                           108,031,718
     Accumulated realized gain on investments and foreign currency transactions                                  1,474,030
     Net unrealized appreciation of investments                                                                 31,883,717
     Accumulated net investment loss                                                                                (1,741)
                                                                                                    ----------------------
                                                                               Net Assets                     $141,387,724
                                                                               ===========================================
Net Asset Value Per Share:
     (Based on net asset values and shares of beneficial interest outstanding -
     unlimited number of shares authorized with no par value)
     Class A - $46,288,680 / 2,707,537                                                                              $17.10
     =====================================================================================================================
     Class B - $95,099,044 / 5,843,429                                                                              $16.27
     =====================================================================================================================
Maximum Offering Price Per Share*
     Class A - ($17.10 x 105.26%)                                                                                   $18.00
     =====================================================================================================================
     * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

                       See Notes to Financial Statements.

                       John Hancock Funds - Discovery Fund

Statement of Operations
Year ended October 31, 1997
--------------------------------------------------------------------------------

Investment Income:
   Interest                                                          $  271,392
   Dividends                                                            248,091
                                                                     ----------
                                                                        519,483
                                                                     ----------
   Expenses:
     Investment management fee - Note B                               1,064,031
     Distribution and service fee - Note B
       Class A                                                          142,693
       Class B                                                          943,065
     Transfer agent fee - Note B                                        564,586
     Custodian fee                                                       98,735
     Registration and filing fees                                        59,711
     Printing                                                            30,434
     Auditing fee                                                        28,500
     Financial services fee - Note B                                     26,051
     Trustees' fees                                                      11,875
     Miscellaneous                                                        4,432
     Legal fees                                                           1,775
                                                                     ----------
                   Total Expenses                                     2,975,888
                   ------------------------------------------------------------
                   Net Investment Loss                               (2,456,405)
                   ------------------------------------------------------------

Realized and Unrealized Gain on Investments:
   Net realized gain on investments sold                              3,061,999
   Change in net unrealized appreciation/depreciation
      of investments                                                  8,352,255
                                                                     ----------
                   Net Realized and Unrealized Gain on
                   Investments                                       11,414,254
                   ------------------------------------------------------------
                   Net Increase in Net Assets
                   Resulting from Operations                         $8,957,849
                   ============================================================

                       See Notes to Financial Statements

                       John Hancock Funds - Discovery Fund

Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------

                                                                                                 PERIOD FROM
                                                                                                  AUGUST 1,
                                                                                    YEAR ENDED     1996 TO    YEAR ENDED
                                                                                     JULY 31,    OCTOBER 31,  OCTOBER 31,
                                                                                       1996       1996 (1)        1997
                                                                                   ------------ ------------  ------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment loss                                                               ($1,011,877)   ($587,256)  ($2,456,405)
  Net realized gain (loss) on investments sold and foreign currency transactions      1,751,805   (1,588,518)    3,061,999
  Change in net unrealized appreciation/depreciation of investments                  (1,130,239)   9,432,551     8,352,255
                                                                                   ------------ ------------  ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                     (390,311)   7,256,777     8,957,849
                                                                                   ------------ ------------  ------------

Distributions to Shareholders:
  Distributions from net realized gain on investments sold
   Class A - ($0.1312, none and $0.1140 per share, respectively)                        (61,866)          -       (377,494)

   Class B - ($0.1312, none and $0.1140 per share, respectively)                       (350,267)          -       (775,851)
                                                                                   ------------ ------------  ------------
   Total Distributions to Shareholders                                                 (412,133)          -     (1,153,345)
                                                                                   ------------ ------------  ------------
From Fund Share Transactions - Net: *                                                64,682,010   40,664,165   (14,937,605)
                                                                                   ------------ ------------  ------------
Net Assets:
  Beginning of period                                                                36,720,317  100,599,883   148,520,825
                                                                                   ------------ ------------  ------------
  End of period (including accumulated net investment loss
   of none, $1,087 and $1,741, respectively)                                       $100,599,883 $148,520,825  $141,387,724
                                                                                   ============ ============  ============

  * Analysis of Fund Share Transactions:

                                                                                 PERIOD FROM
                                                       YEAR ENDED             AUGUST 1, 1996 TO               YEAR ENDED
                                                     JULY 31, 1996           OCTOBER 31, 1996 (1)          OCTOBER 31, 1997
                                              -------------------------   -------------------------    -----------------------
                                                 SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                                              ----------   ------------   ----------   ------------    ---------   -----------
  CLASS A
   Shares sold                                 6,629,390   $105,087,816    6,727,252   $112,934,558    4,483,350   $67,441,611
   Shares issued to shareholders in
   reinvestment of distributions                   4,495         57,719           -              -        23,197       340,089
                                              ----------   ------------   ----------   ------------    ---------   -----------
                                               6,633,885    105,145,535    6,727,252    112,934,558    4,506,547    67,781,700
   Less shares repurchased                    (4,904,679)   (76,082,263)  (5,595,291)   (96,031,768)  (5,051,999)  (76,943,832)
                                              ==========   ============   ==========   ============   ==========   ===========
   Net increase (decrease)                     1,729,206    $29,063,272    1,131,961    $16,902,790     (545,452)  ($9,162,132)
                                              ==========   ============   ==========   ============   ==========   ===========
  CLASS B
   Shares sold                                 3,295,866    $51,516,179    2,908,304    $46,987,243    3,577,728   $51,201,699
   Shares issued to shareholders in
   reinvestment of distributions                  25,501        315,955           -              -        47,151       662,535
                                              ----------   ------------   ----------   ------------    ---------   -----------
                                               3,321,367     51,832,134    2,908,304     46,987,243    3,624,879    51,864,234
   Less shares repurchased                    (1,113,915)   (16,213,396)  (1,430,974)   (23,225,868)  (3,989,627)  (57,639,707)
                                              ==========   ============   ==========   ============    =========   ===========
   Net increase (decrease)                     2,207,452    $35,618,738    1,477,330    $23,761,375     (364,748)  ($5,775,473)
                                              ==========   ============   ==========   ============    =========   ===========

(1)  Effective  October  31,  1996 the  fiscal  period  changed  from July 31 to
     October 31.

                       See Notes to Financial Statements.

                       John Hancock Funds - Discovery Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

-------------------------------------------------------------------------------------------------------------


                                                                 YEAR ENDED JULY 31,               PERIOD FROM
                                                     ---------------------------------------   AUGUST 1, 4996 TO       YEAR ENDED
                                                      1993      1994       1995       1996    OCTOBER 31, 1996 (6)  OCTOBER 31, 1997
                                                     -------   ------     ------     -------  --------------------  ----------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period               $8.95    $10.81      $8.56      $12.95        $15.09               $16.13
                                                     ------    ------     ------     -------       -------              -------
   Net Investment Loss                                (0.16)    (0.16)(1)  (0.17)(1)   (0.19)(1)     (0.05)(1)            (0.19)(1)
   Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency
   Transactions                                        2.15     (0.43)      4.83        2.46          1.09                 1.27
                                                     ------    ------     ------     -------       -------              -------
         Total from Investment Operations              1.99     (0.59)      4.66        2.27          1.04                 1.08
                                                     ------    ------     ------     -------       -------              -------
   Less Distributions:
   Distributions from Net Realized Gain               (0.13)    (1.66)     (0.27)      (0.13)           -                 (0.11)
   on Investments Sold                               ------    ------     ------     -------       -------              -------

   Net Asset Value, End of Period                    $10.81     $8.56      12.95      $15.09        $16.13               $17.10
                                                     ======    ======     ======     =======       =======              =======
   Total Investment Return at Net Asset Value (2)    22.33%    (6.45%)    55.80%      17.72%         6.89%(3)             6.84%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)          $4,692    $3,226     $5,075     $32,009       $52,479              $46,289
   Ratio of Expenses to Average Net Assets            2.17%     2.01%      2.10%       1.72%         1.65%(4)             1.63%
   Ratio of Net Investment Loss to                   (1.61%)   (1.64%)    (1.73%)     (1.26%)       (1.20%)(4)           (1.26%)
   Average Net Assets
   Portfolio Turnover Rate                             148%      108%       118%        116%           45%                 262%
   Average Broker Commission Rate (5)                   N/A       N/A        N/A         N/A       $0.0628              $0.0679


CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period               $8.87    $10.65      $8.34      $12.54        $14.50               $15.47
                                                    -------   -------    -------     -------        ------              -------
   Net Investment Loss                                (0.23)    (0.22)(1)  (0.22)(1)   (0.27)(1)     (0.08)(1)            (0.29)(1)
   Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency
   Transactions                                        2.14     (0.43)      4.69        2.36          1.05                 1.20
                                                    -------   -------    -------     -------       -------              -------
     Total from Investment Operations                  1.91     (0.65)      4.47        2.09          0.97                 0.91
                                                    -------   -------    -------     -------       -------              -------
   Less Distributions:
   Distributions from Net Realized Gain
   on Investments Sold                                (0.13)    (1.66)     (0.27)      (0.13)           -                 (0.11)
                                                    -------   -------    -------     -------       -------              -------
   Net Asset Value, End of Period                    $10.65     $8.34     $12.54      $14.50        $15.47               $16.27
                                                    =======   =======    =======     =======       =======              =======
   Total Investment Return at Net Asset Value (2)    21.63%    (7.18%)    54.97%      16.85%         6.69% (3)            6.03%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)         $38,672   $26,537    $31,645     $68,591       $96,042              $95,099
   Ratio of Expenses to Average Net Assets            2.86%     2.62%      2.70%       2.42%         2.37%(4)             2.33%
   Ratio of Net Investment Loss to
   Average Net Assets                                (2.26%)   (2.24%)    (2.34%)     (1.96%)       (1.93%) (4)          (1.97%)
   Portfolio Turnover Rate                             148%      108%       118%        116%           45%                 262%
   Average Broker Commission Rate (5)                   N/A       N/A        N/A         N/A       $0.0628              $0.0679


(1) Based on the of the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Not annualized.
(4)  Annualized.
(5)  Per portfolio share traded.  Required for fiscal years that began September
     1, 1995 or later.
(6)  Effective  October 31,  1996,  the fiscal  period  changed  from July 31 to
     October 31.

                       See Notes to Financial Statements.

                      John Hancock Funds - Discovery Fund

Schedule of Investments
October 31, 1997

                                                     NUMBER OF         MARKET
ISSUER, DESCRIPTION                                    SHARES          VALUE
-------------------                                  ---------         ------

COMMON STOCKS
Advertising (1.63%)
Outdoor Systems, Inc.*                                75,000          2,306,250
                                                                  -------------
Automobile / Trucks (1.04%)
Lear Corp.*                                           30,600          1,470,712
                                                                  -------------
Beverages (1.93%)
Beringer Wine Estates Holdings, Inc. (Class B)*        6,900            213,900
Mondavi (Robert) Corp. (Class A)*                     49,400          2,510,137
                                                                  -------------
                                                                      2,724,037
                                                                  -------------
Building (.99%)
Royal Group Technologies Ltd.* (Canada)               55,000          1,395,625
                                                                  -------------
Business Services - Misc (1.43%)
Corrections Corporation of America*                   50,000          1,525,000
Market Facts, Inc.                                    22,000            445,500
Securacom, Inc.*                                       5,300             49,687
                                                                  -------------
                                                                      2,020,187
                                                                  -------------
Computers (18.97%)
America Online, Inc.*                                 30,000          2,310,000
Aspect Development, Inc.*                             36,900          1,725,075
Bay Networks, Inc.*                                   65,000          2,055,625
BMC Software, Inc.*                                   35,000          2,113,125
CBT Group PLC,* American Depositary
 Receipt (ADR),  (Ireland)                            32,800          2,517,400
Compaq Computer Corp.                                 25,000          1,593,750
Discreet Logic, Inc.*                                 39,800            778,587
E*TRADE Group, Inc.*                                  78,000          2,408,250
HBO & Co.                                             50,300          2,188,050
Iomega Corp.*                                         95,000          2,547,188
Network Appliance, Inc.*                              63,100          3,170,775
SCM Microsystems, Inc.*                                2,300             53,475
SPR Inc.*                                              2,400             41,400
Symantec Corp.*                                       50,000          1,093,750
Visio Corp.*                                          60,000          2,231,250
                                                                  --------------
                                                                     26,827,700
                                                                  --------------

                       See Notes to Financial Statements.

                      John Hancock Funds - Discovery Fund


                                                     NUMBER OF         MARKET
ISSUER, DESCRIPTION                                    SHARES          VALUE
-------------------                                  ---------         ------

Electronics (10.72%)
ASM Lithography Holding N.V.* (Netherlands)           28,200          2,065,650
ATMI, Inc.*                                           70,000          1,881,250
Level One Communications, Inc.*                       50,000          2,250,000
Metromedia Fiber Network, Inc. (Class A)*              5,400            129,600
Novellus Systems, Inc.*                               41,200          1,833,400
Semtech Corp.*                                        45,000          2,095,312
Teradyne, Inc.*                                       30,200          1,130,612
Unitrode Corp.*                                       60,000          1,608,750
Vitesse Semiconductor Corp.*                          50,000          2,168,750
                                                                  -------------
                                                                     15,163,324
                                                                  -------------
Finance (3.16%)

FIRSTPLUS Financial Group, Inc.*                      37,600          2,068,000
Medallion Financial Corp.                            114,000          2,394,000
                                                                  -------------
                                                                      4,462,000
                                                                  -------------
Food (0.04%)
American Italian Pasta Co. (Class A)*                  2,500             52,500
                                                                  -------------
Insurance (2.25%)
Ace, Ltd. (Bermuda)                                   17,400          1,617,113
Progressive Corp.                                     15,000          1,563,750
                                                                  --------------
                                                                      3,180,863
                                                                  --------------
Lasers - Systems / Components (.93%)
Cymer, Inc.*                                          52,700          1,205,513
General Scanning, Inc.*                                4,400            113,575
                                                                  -------------
                                                                      1,319,088
                                                                  -------------
Leisure (1.78%)
Carnival Corp. (Class A)                              52,000          2,522,000
                                                                  -------------
Machinery (1.62%)
Gardner Denver Machinery, Inc.*                       63,900          2,292,413
                                                                  -------------
Media (6.59%)
Central Newspapers, Inc. (Class A)                    40,000          2,627,500
Clear Channel Communications, Inc.*                   40,000          2,640,000
Heftel Broadcasting Corp. (Class A)*                  35,000          2,327,500
Jacor Communications, Inc.*                           40,000          1,675,000
Petersen Cos., Inc. (The) (Class A)*                   2,200             43,450
                                                                  -------------
                                                                      9,313,450
                                                                  -------------

                       See Notes to Financial Statements.

                      John Hancock Funds - Discovery Fund


                                                     NUMBER OF         MARKET
ISSUER, DESCRIPTION                                    SHARES          VALUE
-------------------                                  ---------         ------

Medical (2.11%)
Warner-Lambert Co.                                    11,500          1,646,656
Wesley Jessen VisionCare, Inc.*                       45,900          1,342,575
                                                                  -------------
                                                                      2,989,231
                                                                  -------------
Metal (1.50%)
Maverick Tube Corp.*                                  60,000          2,115,000
                                                                  -------------
Office (1.68%)
HON Industries, Inc.                                  45,900          2,369,588
                                                                  -------------
Oil & Gas (11.22%)
ENSCO International, Inc.*                            75,000          3,154,688
EVI, Inc.*                                            43,600          2,798,575
Falcon Drilling Co., Inc.*                            80,000          2,910,000
Marine Drilling Co.,  Inc.*                           65,400          1,937,475
National-Oilwell, Inc.*                               30,000          2,296,875
Precision Drilling Corp.* (Canada)                    90,000          2,767,500
                                                                  -------------
                                                                     15,865,113
                                                                  -------------
Pollution Control (10.00%)
ITEQ, Inc.*                                          194,400          2,430,000
Newpark Resources, Inc.*                              80,200          3,328,300
Philip Services Corp.* (Canada)                      246,000          4,305,000
US Filter Corp.*                                      60,000          2,407,500
USA Waste Services, Inc.*                             45,000          1,665,000
                                                                  -------------
                                                                     14,135,800
                                                                  -------------
Retail (9.48%)
Borders Group, Inc. *                                 70,000          1,815,625
Consolidated Stores Corp.*                            57,500          2,292,813
Costco Cos., Inc.*                                    60,000          2,310,000
Dollar General Corp.                                  63,750          2,107,734
Home Depot, Inc.                                      55,000          3,059,375
Starbucks Corp.*                                      55,000          1,815,000
                                                                  -------------
                                                                     13,400,547
                                                                  -------------
Schools / Education (1.93%)
Apollo Group, Inc. (Class A)*                         64,500          2,725,125
                                                                  --------------

                       See Notes to Financial Statements.

                      John Hancock Funds - Discovery Fund


                                                     NUMBER OF         MARKET
ISSUER, DESCRIPTION                                    SHARES          VALUE
-------------------                                  ---------         ------

Steel (1.48%)
Lone Star Technologies, Inc.*                         55,000          2,100,313
                                                                  -------------
Telecommunications (7.16%)
Comverse Technology, Inc.*                            50,200          2,070,750
Innova Corp.*                                         35,400            761,100
Nextel Communications, Inc. (Class A)*               100,000          2,625,000
Qwest Communications International Inc.*              40,300          2,488,525
WorldCom, Inc.*                                       65,000          2,185,625
                                                                  -------------
                                                                     10,131,000
                                                                  -------------
Transport (0.03%)
Jevic Transportation, Inc.*                            2,000             35,500
                                                                  -------------
                                TOTAL COMMON STOCK
                               (Cost $109,033,840)   (99.67%)       140,917,366
                                                      ------      -------------

                                                 INTEREST          PAR VALUE         MARKET
SHORT-TERM INVESTMENTS                             RATE         (000'S OMITTED)      VALUE
----------------------                             ----         ---------------      -----
Joint Repurchase Agreement (0.44%)
Investment in a joint repurchase agreement
   transaction with Aubrey G. Lanston & Co. -
   Dated 10-31-97, Due 11-03-97 (secured by
   U.S. Treasury Notes, 5.00% thru 9.25%
   due 02-28-98 thru 04-30-02), - Note A           5.68               628            628,000
                                                                                ------------

Corporate Savings Account (  0.00%)
  Investors Bank & Trust Company
    Daily Interest Savings Account
    Current Rate 4.95%                                                                    46
                                                                                ------------
                                 TOTAL SHORT-TERM INVESTMENTS      (0.44%)           628,046
                                                                   -------      ------------
                                           TOTAL INVESTMENTS     (100.11%)       141,545,412
                                                                 ==========     ============
*Non-Income producing security.
Parenthetical  disclosure  of a  foreign  country  in the  security  description represents  country  of a  foreign  issuer,  however,  security  is U.S.  dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       See Notes to Financial Statements.

                      John Hancock Funds - Discovery Fund


Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Discovery Fund invests primarily in securities issued in the United States of America. The performance of the Fund is closely tied to the economic and financial condition within the countries in which it invests. The concentration of investments by individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at October 31,1997 assigned to country categories.



                                             MARKET VALUE
                                            AS A PERCENTAGE
                                              OF FUND'S
COUNTRY DIVERSIFICATION                       NET ASSETS
-----------------------                     ---------------
Canada                                                5.99%
Ireland                                               1.78
Netherlands                                           1.46
United States                                        89.74
Bermuda                                               1.14
                                           ----------------
                    TOTAL INVESTMENTS               100.11%
                                           ================










                       See Notes to Financial Statements.

                       John Hancock Funds - Discovery Fund

NOTE A --
ACCOUNTING POLICIES
John Hancock Investment Trust IV (the "Trust")(formerly  Freedom InvestmentTrust
III) is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of one series: John Hancock Discovery Fund (the "Fund"). The investment objective of the Fund is to achieve long-term capital appreciation through investment primarily in companies that appear to offer superior growth prospects.

     The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

                      John Hancock Funds - Discovery Fund


USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Advisor in an unsecured line of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the year ended October 31, 1997.

NOTE B --
MANAGEMENT  FEE AND  TRANSACTIONS  WITH  AFFILIATES AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

     The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended October 31, 1997, net sales charges received with regard to sales of Class A shares amounted to $456,183. Out of this amount, $72,968 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $249,811 was paid as sales commissions to unrelated broker-dealers and $133,404 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker-dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors and was the indirect shareholder until November 29, 1996 of John Hancock Freedom Securities Corporation and its subsidiaries which include Tucker Anthony and Sutro.

     Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended October 31, 1997, contingent deferred sales charges paid to JH Funds amounted to $401,344.

     In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

     The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses. The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

     Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon, and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their

                      John Hancock Funds - Discovery Fund


receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $192.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 1997, aggregated $356,721,974 and $366,578,572, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 1997.

     The cost of investments owned at October 31, 1997 (including the joint repurchase agreement) for federal income tax purposes was $109,697,788. Gross unrealized appreciation and depreciation of investments aggregated $34,577,338 and $2,729,760, respectively, resulting in net unrealized appreciation of $31,847,578.

NOTE D --
RECLASSIFICATION OF ACCOUNTS
During the year ended October 31, 1997, the Fund has reclassified amounts to reflect a decrease in accumulated realized gain on investments of $70, a decrease in accumulated net investment loss of $2,455,751 and a decrease in capital paid-in of $2,455,681. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the net investment loss. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE E --
SUBSEQUENT EVENT
On September 9, 1997 shareholders approved a vote on a proposed merger between the Fund and the John Hancock Growth Fund ("Growth Fund"). The reorganization provided for a transfer of substantially all the assets and liabilities of the Fund to the Growth Fund. After the transaction and as of the close of business on December 5, 1997, the Fund will be terminated.

                      John Hancock Funds - Discovery Fund


REPORT OF ERNST & YOUNG LLP,  INDEPENDENT  AUDITORS
To the Board of Trustees and Shareholders of John Hancock Discovery Fund

We have audited the accompanying statement of assets and liabilities,including the schedule of investments,of the John Hancock Discovery Fund (the "Fund"),as of October 31, 1997, and the related statement of operations for the year ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers, and other auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Discovery Fund at October 31, 1997, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

Ernst & Young LLP


Boston, Massachusetts
December 11, 1997


TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during its fiscal year ended October 31, 1997.

The Fund designated a distribution to shareholders of $ 1,153,345 as long-term capital gain dividends. These amounts were reported on the 1996 U.S. Treasury Department Form 1099-DIV.

With respect to the dividends paid by the fund for the fiscal year ended October 31, 1997, none qualify for the corporate dividends received deduction.

Shareholders will received a 1997 U.S. Treasury Department Form 1099-DIV in January of 1998. This will reflect the total of all distributions which are taxable for the calendar year 1997.